Annual Total Returns [BarChart] - Target Retirement 2050 Fund - None or same as Fund Name	May 01, 2021
Bar Chart Table:
2011	(5.27%)
2012	14.97%
2013	18.81%
2014	3.02%
2015	(2.48%)
2016	9.02%
2017	19.39%
2018	(9.02%)
2019	20.16%
2020	10.52%